Remuneration and other benefits paid to the Bank's directors and senior managers - Remuneration by Director - Multiannual (Details) - Directors - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Compensation received as a non-executive director of U.C.I., S.A.	€ 42	€ 42
Deferred variable compensation plan linked to multiannual objectives
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	2,330
Variable compensation subject to Long-term objectives, in shares	2,330
Total	4,660	4,208
Deferred variable compensation plan linked to multiannual objectives | Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	863
Variable compensation subject to Long-term objectives, in shares	863
Total	1,726	1,518
Deferred variable compensation plan linked to multiannual objectives | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	577
Variable compensation subject to Long-term objectives, in shares	577
Total	1,154	1,026
Deferred variable compensation plan linked to multiannual objectives | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	450
Variable compensation subject to Long-term objectives, in shares	450
Total	900	760
Deferred variable compensation plan linked to multiannual objectives | Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	440
Variable compensation subject to Long-term objectives, in shares	440
Total	€ 880	€ 904